FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-22796

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Merrimack Street Trust

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

CYNTHIA LO BESSETTE, SECRETARY AND CHIEF LEGAL OFFICER, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 8/31

DATE OF REPORTING PERIOD: 07/01/2020 - 06/30/2021

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Merrimack Street Trust

BY: /s/ LAURA M. DEL PRATO*
LAURA M. DEL PRATO, TREASURER
DATE: 08/10/2021 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2021 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY CORPORATE BOND ETF
07/01/2020 - 06/30/2021

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INVESTMENT GRADE BOND ETF
07/01/2020 - 06/30/2021

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY INVESTMENT GRADE SECURITIZED ETF
07/01/2020 - 06/30/2021

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY LIMITED TERM BOND ETF
07/01/2020 - 06/30/2021

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY LOW DURATION BOND FACTOR ETF
07/01/2020 - 06/30/2021

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY TOTAL BOND ETF
07/01/2020 - 06/30/2021

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

CALIFORNIA RESOURCES CORPORATION MEETING DATE: MAY 12, 2021
TICKER: CRC SECURITY ID: 13057Q305
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Douglas E. Brooks	Management	For	For
1.2	Elect Director Tiffany (TJ) Thom Cepak	Management	For	For
1.3	Elect Director James N. Chapman	Management	For	For
1.4	Elect Director Mark A. (Mac) McFarland	Management	For	For
1.5	Elect Director Julio M. Quintana	Management	For	For
1.6	Elect Director William B. Roby	Management	For	For
1.7	Elect Director Andrew Bremner	Management	For	For
2	Ratify KPMG LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Against
4	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year

DENBURY INC. MEETING DATE: MAY 26, 2021
TICKER: DEN SECURITY ID: 24790A101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Kevin O. Meyers	Management	For	For
1b	Elect Director Anthony M. Abate	Management	For	For
1c	Elect Director Caroline G. Angoorly	Management	For	For
1d	Elect Director James N. Chapman	Management	For	For
1e	Elect Director Christian S. Kendall	Management	For	For
1f	Elect Director Lynn A. Peterson	Management	For	For
1g	Elect Director Brett R. Wiggs	Management	For	For
1h	Elect Director Cindy A. Yeilding	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund
Fidelity Massachusetts Municipal Trust	Fidelity Merrimack Street Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Oxford Street Trust II
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity Salem Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Lisa Goulemas my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2021.

WITNESS my hand on this 1st day of June 2021.

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer